Trade & Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Receivables [Line Items]
Total trade receivables	$ 250,380	$ 206,736
Allowance for credit losses	(15,959)	(16,529)
Total trade receivables, net	234,421	190,207
Commodity receivables
Trade And Other Receivables [Line Items]
Total trade receivables	175,058	172,045
Other receivables
Trade And Other Receivables [Line Items]
Total trade receivables	$ 75,322	$ 34,691